INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	As of December 31, 2013 and 2012, intangible assets consisted of the following:

	December 31, 2013	December 31, 2012
Patents	$230,000	$230,000
Accumulated amortization	(82,403)	(62,228)
Intangible Assets, net	$147,597	$167,772

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated future amortization is as follows at December 31, 2013:

Estimated future amortization is as follows at December 31, 2013:

For the year ended December 31, 2014	$20,174
For the year ended December 31, 2015	20,174
For the year ended December 31, 2016	20,174
For the year ended December 31, 2017	20,174
For the year ended December 31, 2018	20,174
Thereafter	46,727
$147,597